Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Accounts receivable, net
Accounts receivable, net

3.Accounts receivable, net

	As of December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	108,650	176,273	28,410
Less: allowance for doubtful accounts	(8,758)	(10,869)	(1,752)

	99,892	165,404	26,658

The movements in the allowance for doubtful accounts were as follows:

	Years ended December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of the year	2,022	8,758	1,412
Additions	7,038	2,199	354
Write-offs	(302)	(88)	(14)

Balance at end of the year	8,758	10,869	1,752

The Company recognized additions to allowance for doubtful accounts amounting to RMB1,928, RMB7,038 and RMB2,199 (US$354) within general and administrative expenses, for the years ended December 31, 2012, 2013 and 2014, respectively.